Greenwich Street Series Fund

Prospectus

April 30, 2002, as revised on July 26, 2002


[GRAPHIC]

Salomon Brothers Variable Money Market Fund
-------------------------------------------
Shares of the fund are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

             Contents

Greenwich Street Series Fund consists of 10 separate investment funds, each with its own investment objective and policies. This prospectus relates to one fund--the Salomon Brothers Variable Money Market Fund.

---------------------------------------

                                   Page
---------------------------------------

Investments, risks and performance  2

More on the fund's investments      4

Management                          5

Share transactions                  6

Share price                         6

Dividends, distributions and taxes  7

Financial Highlights                8

--------------------------------------------------------------------------------

The Manager:

Salomon Brothers Asset Management Inc (SaBAM) is the manager of the fund. SaBAM is an affiliate of Salomon Smith Barney Inc. (Salomon Smith Barney) and a subsidiary of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services.

Smith Barney Fund Management LLC (SBFM) is the fund's administrator.

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.



                                                   Greenwich Street Series Fund

Investments, risks and performance

Salomon Brothers Variable Money Market Fund

Manager                      Investment objective

SaBAM is the manager.        Maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Portfolio Manager
                             Principal investment strategies
SaBAM uses a team management
approach                     Key investments

                             The fund invests in short-term money market securities, including U.S.
                             government securities, repurchase agreements, U.S. and foreign bank time deposits, certificates of deposit and bankers' acceptances and high-quality commercial paper and short-term corporate debt obligations of U.S. and foreign issuers, including variable-rate and floating-rate securities. The fund invests only in securities purchased with and payable in U.S. dollars.

                             Credit Quality: The fund invests exclusively in securities rated within the two highest short-term rating categories by a nationally recognized ratings organization.

                             Maturity: The fund normally maintains a dollar-weighted average maturity of 90 days or less. Individual investments must have a remaining maturity of 397 days or less.

--------------------------------------------------------------------------------

                               Selection process

                               In selecting investments for the fund, the manager looks for:

                                .The best relative values based on an analysis
                                 of yield, price, interest rate sensitivity and credit quality

                                .Issuers offering minimal credit risk

                                .Maturities consistent with the manager's
                                 outlook for interest rates

                               Under normal market conditions, the fund intends to concentrate more than 25% of its assets in short-term bank instruments.




Greenwich Street Series Fund

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is not guaranteed and it is possible to lose money. The fund could underperform other short term debt instruments or money market funds, if:

..Interest rates rise sharply

..An issuer or guarantor of the fund's securities defaults, or the security's credit rating is downgraded

..Adverse events in the banking industry reduce the value of the fund's investments in bank instruments

..Sectors or issuers the fund has emphasized fail to perform as expected

..The value of the fund's foreign securities declines because of unfavorable government actions or political instability

..The manager's judgment about the value or credit quality of a particular security proves to be incorrect

--------------------------------------------------------------------------------
Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year for the last ten calendar years. The table shows how the fund's average annual returns for different calendar periods compare to the return of the 90-day Treasury bill. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account; if these expenses had been reflected, performance would have been lower. Please refer to the Separate Account prospectus for more information on expenses.
Risk return bar chart
                                    [CHART]


                           % Total Return

1992   1993   1994   1995   1996   1997   1998   1999   2000   2001
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
2.75%  2.37%  3.56%  5.00%  4.80%  4.47%  4.40%  4.03%  5.32%  2.91%

Calendar years ended December 31


The bar chart shows the fund's performance for each full calendar year for the last ten years.
Quarterly returns:

Highest: 1.37% in 3rd quarter 2000
Lowest: 0.29% in 4th quarter 2001

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2001)

--------------------------------------
                     One   Five  Ten
                     year  years years
--------------------------------------
Fund                 2.91% 4.23% 3.96%
90 Day Treasury Bill 3.43% 4.84% 4.58%
--------------------------------------

The fund's 7-day yield as of December 31, 2001 was 0.66%. Call toll free 1-800-451-2010 for the fund's current 7-day yield.



                                                   Greenwich Street Series Fund

More on the Fund's Investments

Additional investments and investment techniques

---------------------------------------------------------------------------------------------------------
                    The fund describes its investment objective and its principal investment strategies and risks under "Investments, risks and performance."

                    This section provides additional information about the fund's investments and certain portfolio management techniques the fund may use. More information about the fund's investments and portfolio management techniques, some of which entail risk, is included in the SAI.
---------------------------------------------------------------------------------------------------------

                    Credit quality of fixed income securities

                    If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. The fund's credit standards also apply to counterparties to over-the-counter derivative contracts.

                    Below investment grade securities

                    Securities are below investment grade if:

                    . They are rated, respectively, below one of the top four long-term rating categories by all the nationally recognized rating organizations that have rated the securities

                    . They have received comparable short-term ratings, or

                    . They are unrated securities the manager believes are of comparable quality to below investment grade securities
---------------------------------------------------------------------------------------------------------

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary de-
                    fensive positions in all types of money market and short-term debt securities.
                    If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
---------------------------------------------------------------------------------------------------------

Portfolio turnover  The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
---------------------------------------------------------------------------------------------------------



Greenwich Street Series Fund

Management

The manager

Salomon Brothers Asset Management Inc. (SaBAM)

SaBAM is located at 388 Greenwich Street, New York, New York 10013.

SaBAM is a wholly owned subsidiary of Citigroup. Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fees

The fund's manager oversees the investment operations of the fund and receives the following fee for these services:

 -----------------------------------------------------------------------------
                                                      Actual management fee
                                                      paid for the fiscal year
                                                      ended December 31, 2001
                                                      (as a percentage of the
                                                      fund's average daily net
 Fund                                         Manager assets)
 -----------------------------------------------------------------------------
 Salomon Brothers Variable Money Market Fund*  SaBAM           0.00%**

* In July 2002, SBFM assigned the investment advisory agreement of the fund to its affiliate, SaBAM.
** The manager had waived its management fee. Absent the management fee waiver, the management fee would be 0.30% of the fund's average daily net assets. Management may discontinue or modify this management fee waiver at any time.

Administrator

SBFM serves as administrator to the fund, performing certain account maintenance and administrative services. As compensation for these services SBFM normally receives a fee equal on an annual basis to 0.20% of the fund's average daily net assets.

Transfer agent and shareholder servicing agent

Travelers Bank & Trust, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent performs certain shareholder record keeping and accounting services.




                                                   Greenwich Street Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable contract separate accounts investing in the fund could conflict due to differences of tax treatment and other considerations. The fund currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the board of trustees intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund might be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if in the best interests of the fund's shareholders.

Redemption of shares

The redemption price of the fund's shares will be the net asset value next determined after receipt by the fund of a redemption order from a separate account. The fund will ordinarily pay redemption proceeds within one business day, and must pay redemption proceeds within seven days after receipt of the request in good order, except on a day when the New York Stock Exchange is closed or as permitted by the Securities and Exchange Commission in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The Exchange is closed on certain holidays listed in the Statement of Additional Information ("SAI").

The fund generally values its portfolio securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency, the fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price that security at fair value. Fair value is determined in accordance with procedures approved by the fund's board. The fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

Unless there are extraordinary or unusual circumstances, the fund uses the amortized cost method of valuing its money market securities. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund.



Greenwich Street Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. Unless otherwise elected by an insurance company separate account, all income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value. Such distributions are includable in gross income of the separate accounts holding these shares. See the accompanying separate account contract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If the fund fails to comply with these special diversification requirements under the Code, the contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.



                                                   Greenwich Street Series Fund

Financial Highlights

The financial highlights table is intended to help you understand the performance of the fund for the past five years. The information in the following table was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions.

For a share of beneficial interest outstanding throughout each year ended December 31:

                                               Salomon Brothers Variable
                                                   Money Market Fund
                                      2001     2000     1999     1998     1997
----------------------------------------------------------------------------------
Net asset value, beginning of year    $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
 Net investment income (1)              0.029    0.052    0.040    0.043    0.044
 Dividends from net investment income  (0.029)  (0.052)  (0.040)  (0.043)  (0.044)
----------------------------------------------------------------------------------
Net asset value, end of year          $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
----------------------------------------------------------------------------------
Total return                             2.91%    5.32%    4.03%    4.40%    4.47%
----------------------------------------------------------------------------------
Net assets, end of year (millions)    $     3  $     3  $     5  $     5  $     5
----------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (1)                            1.25%    1.22%    1.25%    1.24%    1.20%
 Net investment income                   2.82     5.13     3.92     4.30     4.38
----------------------------------------------------------------------------------

(1) The manager waived all or part of its fees for the years ended December 31, 2001, 2000, 1999, and 1998. The manager also reimbursed expenses of $24,193, $5,374 and $7,100 for the years ended December 31, 2001, 2000 and
    1999. If such fees had not been waived and expenses reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

----------------------------------------------------------------
                    Decreases to         Expense Ratios Without
              Net Investment Income Per        Waivers and
                        Share                Reimbursements
----------------------------------------------------------------
Fund         2001   2000   1999   1998   2001  2000  1999  1998
----------------------------------------------------------------
Money Market $0.017 $0.007 $0.005 $0.005 2.59% 1.87% 1.74% 1.74%
----------------------------------------------------------------



Greenwich Street Series Fund

Greenwich Street Series Fund

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends one report to a household if more than one account has the same address. Contact your participating life insurance company representative if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-451-2010 or writing to Greenwich Street Series Fund, 125 Broad Street, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                  Salomon Brothers Variable Money Market Fund

(Investment Company Act file no. 811-6310)
FD 02606

                         GREENWICH STREET SERIES FUND
                            Money Market Portfolio
                               (the "Portfolio")

                        Supplement dated July 26, 2002
                      to Prospectus dated April 30, 2002

   The following information supplements the disclosure in the Prospectus of the Portfolio listed above. Defined terms have the same meanings as set forth in the Prospectus.

NAME CHANGE

   On July 17, 2002, the Board of Trustees of Greenwich Street Series Fund ("GSS") voted to change the name of the Portfolio as follows:

             Former Name                New Name
             -----------------------------------------------------
             Money Market Portfolio     Salomon Brothers Variable
                                        Money Market Fund

ASSIGNMENT OF INVESTMENT ADVISER

   On July 17, 2002, the Board of Trustees of GSS also voted to assign the investment advisory agreement of the Portfolio from Smith Barney Fund Management LLC ("SBFM") to its affiliate, Salomon Brothers Asset Management Inc. ("SBAM") and to change portfolio management of the Portfolio to a team of portfolio managers. The Portfolio's investment objective and policies will not be altered in any way, and the current portfolio managers will be key members of the new portfolio management teams created by SBAM.

   SBFM will continue to be the Portfolio's administrator. SBAM is located in New York, New York. SBAM is a wholly owned subsidiary of Salomon Brothers Holding Company Inc., which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., ("Holdings"). Holdings is a wholly owned subsidiary of Citigroup Inc. SBFM is a wholly owned subsidiary of Holdings.

FD 02599